Filed electronically with the Securities and Exchange Commission on November 30, 2007

                                                               File No. 2-78724
                                                               File No. 811-1444

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                           Pre-Effective Amendment No.                  [_]
                         Post-Effective Amendment No. 75                [X]
                                     and/or
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                                Amendment No. 75                        [X]

                             DWS VALUE EQUITY TRUST
                             ----------------------
               (Exact Name of Registrant as Specified in Charter)

                    Two International Place, Boston, MA 02110
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (617) 295-2572

                            John Millette, Secretary
                             DWS Value Equity Trust
                    Two International Place, Boston, MA 02110
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

[_]    Immediately upon filing pursuant to paragraph (b)
[X]    On December 1, 2007 pursuant to paragraph (b)
[_]    60 days after filing pursuant to paragraph (a)(1)
[_]    On ________ pursuant to paragraph (a)(1)
[_]    75 days after filing pursuant to paragraph (a)(2)
[_]    On ________ pursuant to paragraph (a)(2) of Rule 485
[_]    On ________ pursuant to paragraph (a)(3) of Rule 485

       If appropriate, check the following box:
[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

                                EXPLANATORY NOTE
                                ----------------

This Post-Effective Amendment No. 75 to the Registration Statement on form N-1A (File No. 811-01444) is being filed in order to revise the Part C of the Registration Statement and to include Exhibits 23(f)(1) and 23(f)(2) which were not included with Post-Effective Amendment No. 74 to the Registration Statement filed on November 28, 2007. The provisions of the Prospectuses (Part A) and Statements of Additional Information (Part B) of Post-Effective Amendment No. 74 to the Registration Statement on Form N-1A, File No. 811-01444, filed on November 28, 2007 are incorporated by reference in their entirety

This post-effective amendment is not intended to update or amend any other prospectuses or statements of additional information of the registrant's other series or classes.

                                              DWS VALUE EQUITY TRUST

                                             PART C. OTHER INFORMATION

   Item 23.      Exhibits
   --------      --------

                    (a)           (1)       Amended and Restated Declaration of Trust dated June 27, 2006.
                                            (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                            Registration Statement.)

                                  (2)       Establishment and Designation of Series dated June 27, 2006. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration
                                            Statement.)

                    (b)                     By-Laws as of June 27, 2006. (Incorporated by reference to Post-Effective
                                            Amendment No. 72 to the Registration Statement.)

                    (c)                     Inapplicable.

                    (d)           (1)       Investment Sub-Advisory Agreement between Deutsche Investment Management
                                            Americas, Inc. and Northern Trust Investments, Inc., on behalf of Scudder
                                            Select 500 Fund, dated April 25, 2003. (Incorporated by reference to
                                            Post-Effective Amendment No. 53 to the Registration Statement.)

                                  (2)       Amendment to Investment Sub-Advisory Agreement between Deutsche Investment
                                            Management Americas, Inc. and Northern Trust Investments, Inc., on behalf of
                                            Scudder Select 500 Fund, dated April 25, 2003.  (Incorporated by reference to Exhibit 2(b) to Post-Effective Amendment No. 57 to the Registration
                                            Statement.)

                                  (3)       Amended and Restated Investment Management Agreement between the Registrant and Deutsche Investment Management Americas Inc. dated June 1, 2006.
                                            (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                            Registration Statement.)

                    (e)                     Underwriting and Distribution Services Agreement between the Registrant and
                                            Scudder Distributors, Inc., dated April 5, 2002. (Incorporated by reference to Post-Effective Amendment No. 51 to the Registration Statement.)

                    (f)           (1)       Form of Retirement Agreement between the Registrant and each of Martin J.
                                            Gruber, Graham E. Jones and Carl W. Vogt dated November 14, 2007 (filed herein).

                                  (2)       Indemnification and Reimbursement Agreement between the Registrant and DIMA dated November 14, 2007 (filed herein).

                    (g)           (1)       Master Custodian Agreement between the Registrant and State Street Bank and
                                            Trust Company, dated March 22, 2007. (Incorporated by reference to
                                            Post-Effective Amendment No. 73 to the Registration Statement.)

                    (h)           (1)       Agency Agreement between DWS Value Equity Trust and DWS Scudder Investment
                                            Service Company dated April 1, 2007. (Incorporated by reference to
                                            Post-Effective Amendment No. 73 to the Registration Statement.)

                                       3

                                  (2)       Shareholder Services Agreement between the Registrant and Charles Schwab &
                                            Co., Inc. dated June 1, 1990. (Incorporated by reference to Exhibit 9(c) to
                                            Post-Effective Amendment No. 25 to the Registration Statement.)

                                  (3)       Fund Accounting Services Agreement between the Registrant, on behalf of
                                            Scudder Select 500 Fund, and Scudder Fund Accounting Corporation dated March
                                            31, 1999. (Incorporated by reference to Post-Effective Amendment No. 33 to the Registration Statement.)

                                  (4)       License Agreement between the Registrant, on behalf of Scudder Select 500
                                            Fund, and Standard & Poor's Corporation, dated March 31, 1999. (Incorporated by reference to Post-Effective Amendment No. 34 to the Registration
                                            Statement.)

                                  (5)       Shareholder Services Agreement between the Registrant and Scudder
                                            Distributors, Inc., dated April 5, 2002. (Incorporated by reference to
                                            Post-Effective Amendment No. 51 to the Registration Statement.)

                                  (6)       Letter of Indemnity to the Scudder Funds dated October 13, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 69 to the
                                            Registration Statement.)

                                  (7)       Indemnification for service as an Independent Trustee of a Liquidating Fund dated October 13, 2004.  (Incorporated by reference to Post-Effective
                                            Amendment No. 69 to the Registration Statement.)

                                  (8)       Letter of Indemnity to the Independent Trustees dated October 13, 2004.
                                            (Incorporated by reference to Post-Effective Amendment No. 69 to the
                                            Registration Statement.)

                                  (9)       Administrative Services Agreement between the Registrant and Deutsche
                                            Investment Management Americas Inc. dated June 1, 2006.  (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration Statement.)

                                 (10)       Amendment No. 2 to the Agency Agreement between the Registrant and DWS
                                            Scudder Investments Service Company, dated February 7, 2006. (Incorporated by reference to Post-Effective Amendment No. 72 to the Registration
                                            Statement.)

                                 (11)       Form of Mutual Fund Rule 22c-2 Information Sharing Agreement between the
                                            Registrant and DWS Scudder Distributors, Inc. (Incorporated by reference to
                                            Post-Effective Amendment No. 73 to the Registration Statement.)

                    (i)                     Legal Opinion. (Incorporated by reference to Post-Effective Amendment No. 58 to the Registration Statement.)

                    (j)                     Consent of Independent Registered Public Accounting Firm.
                                            (Incorporated by reference to Post-Effective Amendment No. 74 to the Registration Statement.)
                    (k)                     Inapplicable.

                                       4

                    (l)                     Inapplicable.

                    (m)           (1)       Rule 12b-1 Plan for Scudder Select 500 Fund Class A, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)


                                  (2)       Rule 12b-1 Plan for Scudder Select 500 Fund Class B, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 45 to the
                                            Registration Statement.)

                                  (3)       Rule 12b-1 Plan for Scudder Select 500 Fund Class C, dated December 29,
                                            2000. (Incorporated by reference to Post-Effective Amendment No. 51 to the
                                            Registration Statement.)

                                  (4)       Rule 12b-1 Plan for Scudder Tax Advantaged Dividend Fund, Class A.
                                            (Incorporated by reference to Post-Effective Amendment No. 58 to the
                                            Registration Statement.)

                                  (5)       Rule 12b-1 Plan for Scudder Tax Advantaged Dividend Fund, Class B and Class
                                            C. (Incorporated by reference to Post-Effective Amendment No. 58 to the
                                            Registration Statement.)

                                  (6)       Rule 12b-1 Plan for Scudder Select 500 Fund, Class R.  (Incorporated by
                                            reference to Post-Effective Amendment No. 60 to the Registration Statement.)

                      (n)         (1)       Amended and Restated Plan, dated October 1, 2003, with respect to the
                                            Registrant pursuant to Rule 18f-3.  (Incorporated by reference to
                                            Post-Effective Amendment No. 60 to the Registration Statement.)

                      (p)         (1)       Consolidated Fund Code of Ethics (All Funds) dated March 14, 2006.
                                            (Incorporated by reference to Post-Effective Amendment No. 70 to the
                                            Registration Statement.)

                                  (2)       The Code of Ethics of Northern Trust Investments, N.A. (Incorporated by
                                            reference to Post-Effective Amendment No. 70 to the Registration Statement.)

                                  (3)       Code of Ethics for Deutsche Asset Management - U.S., effective January 1,
                                            2007.  (Incorporated by reference to Post-Effective Amendment No. 73 to the
                                            Registration Statement.)

                    (q)                     Power of Attorney.
                                            (Incorporated by reference to Post-Effective Amendment No. 72 to the
                                            Registration Statement.)

Item 24.          Persons Controlled by or under Common Control with Fund
--------          -------------------------------------------------------

                  None

Item 25.          Indemnification
--------          ---------------

                  Article IV of the Registrant's Agreement and Declaration of Trust (Exhibit (a)(1) hereto, which is incorporated herein by reference) provides in effect that the Registrant will
                  indemnify   its
                  officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which such Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

                  The Registrant has purchased insurance policies insuring its officers and trustees against certain liabilities which such officers and trustees may incur while acting in such capacities and providing reimbursement to the Registrant for sums which it may be permitted or required to pay to its officers and trustees by way of indemnification against such liabilities, subject to certain deductibles.

                  On April 5, 2002, Zurich Scudder Investments, Inc. ("Scudder"), the investment adviser, now known as Deutsche Investment Management Americas Inc., was acquired by Deutsche Bank AG, not including certain U.K. Operations (the "Transaction"). In connection with the Trustees' evaluation of the Transaction, Deutsche Bank agreed to indemnify, defend and hold harmless Registrant and the trustees who were not "interested persons" of Scudder, Deutsche Bank or Registrant (the "Independent Trustees") for and against any liability and claims and expenses based upon or arising from, whether in whole or in part, or directly or indirectly, any untrue statement or alleged untrue statement of a material fact made to the Independent Trustees by Deutsche Bank in connection with the Independent Trustees' consideration of the Transaction, or any omission or alleged omission of a material fact necessary in order to make statements made, in light of the circumstances under which they were made, not misleading.

                  Deutsche  Investment   Management  Americas  Inc.  (hereafter,
                  "DIMA"), the investment advisor, has agreed, subject to applicable law and regulation, to indemnify and hold harmless the Registrant against any loss, damage, liability and expense, including, without limitation, the advancement and payment, as incurred, of reasonable fees and expenses of counsel (including counsel to the Registrant and counsel to the Independent Trustees) and consultants, whether retained by the Registrant or the Independent Trustees, and other customary costs and expenses incurred by the Registrant in connection with any litigation or regulatory action related to possible improper market timing or other improper trading activity or possible improper marketing and sales activity in the Registrant ("Private Litigation and Enforcement Actions"). In the event that this indemnification is unavailable to the Registrant for any reason, then DIMA has agreed to contribute to the amount paid or payable by the Registrant as a result of any loss, damage, liability or expense in such proportion as is appropriate to reflect the relative fault of DIMA and the Registrant with respect to the matters which resulted in such loss, damage, liability or expense, as well as any other relevant equitable considerations; provided, that if no final determination is made in such action or proceeding as to the relative fault of DIMA and the Registrant, then DIMA shall pay the entire amount of such loss, damage, liability or expense.

                  In recognition of its undertaking to indemnify the Registrant, and in light of the rebuttable presumption generally afforded to non-interested board members of an investment company that they have not engaged in disabling conduct, DIMA has also agreed, subject to applicable law and regulation, to indemnify and hold harmless each of the Independent Trustees against any and all loss, damage, liability and expense, including without limitation the advancement and payment as incurred of reasonable fees and expenses of counsel and consultants, and other customary costs and expenses incurred by the Independent Trustees, arising from the matters alleged in any Private Litigation and Enforcement Actions or matters arising from or similar in subject matter to the matters alleged in the Private Litigation and Enforcement Actions (collectively, "Covered Matters"), including without limitation:

                  1. all reasonable legal and other expenses incurred by the Independent Trustees in connection with the Private Litigation and Enforcement Actions, and any actions that may be threatened or commenced in the future by any person (including any governmental authority), arising from or similar to the matters alleged in the Private Litigation and Enforcement Actions, including without limitation expenses related to the defense of, service as a witness in, or monitoring of such proceedings or actions;

                  2. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any judgment resulting from, or settlement of, any such proceeding, action or matter;

                  3. any loss or reasonable legal and other expenses incurred by any Independent Trustee as a result of the denial of, or dispute about, any insurance claim under, or actual or purported rescission or termination of, any policy of insurance arranged by DIMA (or by a representative of DIMA acting as such, acting as a representative of the Registrant or of the Independent Trustees or acting otherwise) for the benefit of the Independent Trustee, to the extent that such denial, dispute or rescission is based in whole or in part upon any alleged misrepresentation made in the application for such policy or any other alleged improper conduct on the part of DIMA, any of its corporate affiliates, or any of their directors, officers or employees;

                  4. any loss or reasonable legal and other expenses incurred by any Independent Trustee, whether or not such loss or expense is incurred with respect to a Covered Matter, which is otherwise covered under the terms of any specified policy of insurance, but for which the Independent Trustee is unable to obtain advancement of expenses or indemnification under that policy of insurance, due to the exhaustion of policy limits which is due in whole or in part to DIMA or any affiliate thereof having received advancement of expenses or indemnification under that policy for or with respect to any Covered Matter; provided, that the total amount that DIMA will be obligated to pay under this provision for all loss or expense shall not exceed the amount that DIMA and any of its affiliates actually receive under that policy of insurance for or with respect to any and all Covered Matters; and

                  5. all liabilities and reasonable legal and other expenses incurred by any Independent Trustee in connection with any proceeding or action to enforce his or her rights under the agreement, unless DIMA prevails on the merits of any such dispute in a final, nonappealable court order.

                  DIMA is not required to pay costs or expenses or provide indemnification to or for any individual Independent Trustee
                  (i) with respect to any particular proceeding or action as to which the Board of the Registrant has determined that such Independent Trustee ultimately would not be entitled to indemnification with respect thereto, or (ii) for any liability of the Independent Trustee to the Registrant or its shareholders to which such Independent Trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant as determined in a final adjudication in such proceeding or action. In addition, to the extent that DIMA has paid costs or expenses under the agreement to any individual Independent Trustee with respect to a particular proceeding or action, and there is a final adjudication in such proceeding or action of the Independent Trustee's liability to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the Independent Trustee's duties as a Trustee of the Registrant, such Independent Trustee has undertaken to repay such costs or expenses to DIMA.

                  On November 14, 2007, the Registrant and DIMA entered into an agreement that provides certain retiring Non-interested Trustees certain assurances regarding continuation of insurance and indemnification rights. More specifically, the agreement provides that the Registrant shall take all actions reasonably necessary to assure that the retirement of certain Non-interested Trustees and/or the election or appointment of members of the consolidated Board shall not reduce or impair any rights of those Non-interested Trustees to indemnification, defense, advancement of expenses, or other rights, for or with respect to actual or threatened claims, liability, or expense that those Non-interested Trustees may incur or suffer arising from or with respect to those Non-interested

                  Trustees' service in such capacity, except to the extent that the consolidated Board determines in the exercise of its duties to modify the rights of all Board members, past and present, without distinction. It is understood that any such modification of rights shall not, without the written consent of the Non-interested Trustees, serve to modify any contractual rights that the Non- interested Trustees may have under any agreement to which the Non-interested Trustees and the Registrant are parties.

                  For the six-year period following the election or appointment of members of the consolidated Board, the Registrant currently expect to maintain, D&O/E&O Insurance and IDL Insurance that is substantially equivalent in scope to the current coverage, and in amounts providing aggregate coverage with respect to the Registrant and all funds overseen by the consolidated Board of at least $100 million for D&O/E&O Insurance and at least $25 million for IDL Insurance; subject however to the right of the consolidated Board in the exercise of its duties to determine that a lower level of insurance coverage is in the best interests of the Registrant provided that any such reduction in coverage apply equally to their present and former Trustees.

                  Pursuant to the agreement, DIMA has agreed that the retirement of the Non-interested Trustees under the terms of the retirement agreements shall in no way affect or diminish the contractual rights of indemnification that the Non-interested Trustees may have under any agreement of indemnification between an Non-interested Trustees and DIMA, including without limitation agreements of indemnification currently in effect with respect to matters related to market timing and matters related to merged or liquidated funds. Upon request made by any Non-interested Trustees, DIMA has agreed to execute a separate instrument confirming the existence and continuation of any such agreement of indemnification.

                  In addition, pursuant to the agreement, in the event that the consolidated Board determines to reduce insurance coverage below the minimum levels stated above, then DIMA at its expense will purchase excess insurance coverage for the benefit of the Non-interested Trustees sufficient to maintain such minimum coverage levels in place for the duration of the period specified in the retirement agreements, provided that in the event that such excess coverage is not available in the marketplace on commercially reasonable terms from a conventional third-party insurer, DIMA (or an affiliate of DIMA) may, at DIMA's discretion and in lieu of purchasing such excess insurance coverage, elect instead to provide the Non-interested Trustees substantially equivalent protection in the form of a written indemnity or financial guaranty reasonably acceptable to each such Non-interested Trustees.

Item 26.          Business and Other Connections of Investment Advisor
--------          ----------------------------------------------------

                  During the last two fiscal years, no director or officer of Deutsche Investment Management Americas Inc., the investment advisor, has engaged in any other business, profession, vocation or employment of a substantial nature other than that of the business of investment management and, through affiliates, investment banking.

Item 27.          Principal Underwriters
--------          ----------------------

                  (a)

                  DWS Scudder Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter for registered open-end management investment companies other funds managed by Deutsche Investment Management Americas Inc.

                  (b)

                  Information on the officers and directors of DWS Scudder Distributors, Inc., principal underwriter for the Registrant, is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.


                      (1)                             (2)                                  (3)
          DWS Scudder Distributors,
          Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

          Philipp Hensler                Director, Chairman of the Board and      None
          345 Park Avenue                CEO
          New York, NY 10154

          Michael Colon                  Director and Chief Operating Officer     None
          345 Park Avenue
          New York, NY 10154

          Thomas Winnick                 Director and President                   None
          345 Park Avenue
          New York, NY 10154

          Cliff Goldstein                Chief Financial Officer and Treasurer    None
          60 Wall Street
          New York, NY 10005

          Robert Froehlich               Vice President                           None
          222 South Riverside Plaza
          Chicago, IL 60606

          Paul Schubert                  Vice President                           Chief Financial Officer
          345 Park Avenue                                                         and Treasurer
          New York, NY 10154

          Mark Perrelli                  Vice President                           None
          222 South Riverside Plaza
          Chicago, IL 60606

          Donna White                    Chief Compliance Officer                 None
          345 Park Avenue
          New York, NY 10154

          Jason Vazquez                  Vice President and AML Compliance        Anti-Money Laundering
          345 Park Avenue                Officer                                  Compliance Officer
          New York, NY 10154


                                       9

                      (1)                             (2)                                  (3)
          DWS Scudder Distributors,
          Inc.
          Name and Principal             Positions and Offices with               Positions and
          Business Address               DWS Scudder Distributors, Inc.           Offices with Registrant
          ----------------               ------------------------------           -----------------------

          Caroline Pearson               Secretary                                Assistant Secretary
          Two International Place
          Boston, MA 02110

          Philip J. Collora              Assistant Secretary                      None
          222 South Riverside Plaza
          Chicago, IL 60606

          Anjie LaRocca                  Assistant Secretary                      None
          345 Park Avenue
          New York, NY 10154


         (c)      Not applicable

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and the State of New York on the 19th day of November 2007.

                                                   DWS VALUE EQUITY TRUST

                                                   By:  /s/ Michael G. Clark
                                                        --------------------
                                                        Michael G. Clark
                                                        President

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:


 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

/s/ Michael G. Clark
 -------------------------------------
 Michael G. Clark                           President                                    November 19, 2007

/s/ Paul H. Schubert
 -------------------------------------
 Paul H. Schubert                           Chief Financial Officer and Treasurer        November 19, 2007

 /s/Henry P. Becton, Jr.
 -------------------------------------
 Henry P. Becton, Jr.*                      Trustee                                      November 19, 2007

 /s/Dawn-Marie Driscoll
 -------------------------------------
 Dawn-Marie Driscoll*                       Chairperson and Trustee                      November 19, 2007

 /s/Keith R. Fox
 -------------------------------------
 Keith R. Fox*                              Trustee                                      November 19, 2007

 /s/Kenneth C. Froewiss
 -------------------------------------
 Kenneth C. Froewiss*                       Trustee                                      November 19, 2007

 /s/Martin J. Gruber
 -------------------------------------
 Martin J. Gruber*                          Trustee                                      November 19, 2007

 /s/Richard J. Herring
 -------------------------------------
 Richard J. Herring*                        Trustee                                      November 19, 2007

 /s/Graham E. Jones
 -------------------------------------
 Graham E. Jones*                           Trustee                                      November 19, 2007

 /s/Rebecca W. Rimel
 -------------------------------------
 Rebecca W. Rimel*                          Trustee                                      November 19, 2007

 /s/Philip Saunders, Jr.
 -------------------------------------
 Philip Saunders, Jr. *                     Trustee                                      November 19, 2007

 /s/ William N. Searcy, Jr.
 -------------------------------------
 William N. Searcy, Jr. *                   Trustee                                      November 19, 2007



 SIGNATURE                                  TITLE                                        DATE
 ---------                                  -----                                        ----

 /s/Jean Gleason Stromberg
 -------------------------------------
 Jean Gleason Stromberg*                    Trustee                                      November 19, 2007

 /s/ Axel Schwarzer
 -------------------------------------
 Axel Schwarzer*                            Trustee                                      November 19, 2007

 /s/Carl W. Vogt
 -------------------------------------
 Carl W. Vogt*                              Trustee                                      November 19, 2007



*By:  /s/ Caroline Pearson
      --------------------
          Caroline Pearson**
          Assistant Secretary

                  ** Attorney-in-fact pursuant to the powers of attorney as contained in and incorporated by reference to Post Effective Amendment No. 70 to the Registration Statement, as filed on June 28, 2006.

                                                               File No. 2-78724
                                                               File No. 811-1444






                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549


                                    EXHIBITS

                                       TO

                                    FORM N-1A


                         POST-EFFECTIVE AMENDMENT NO. 75
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 75
                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940


                             DWS VALUE EQUITY TRUST




                                       11
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                             DWS VALUE EQUITY TRUST

                                  EXHIBIT INDEX


                                     (f)(1)
                                     (f)(2)





                                       12
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